Accounts Receivable (Details) - Schedule of Accounts Receivables and Unbilled Energy Incentives - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivables and Unbilled Energy Incentives [Abstract]
Accounts receivable	$ 4,597	$ 5,916	$ 4,677
Unbilled energy incentives earned	5,883	4,954	3,139
Total	$ 10,480	$ 10,870	$ 7,816